Finance income (expense) - Analysis of finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds	€ (667)	€ (507)	€ (475)
Net finance income (expense) on financial assets held for trading	250	(53)	11
Net expenses on other financial assets valued at fair value with effects on profit and loss	34	(2)
Interest and other expense due to banks and other financial institutions	(207)	(128)	(94)
Interest on lease liabilities	(267)	(315)	(304)
Interest from banks	356	57	4
Interest and other income on financial receivables and securities held for non-operating purposes	14	9	9
Finance income (expense) related to net borrowings	(487)	(939)	(849)
Exchange differences	255	238	476
Income (expense) from derivative financial instruments	(61)	13	(306)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes	153	128	67
Capitalized finance expense	94	38	68
Finance expense due to the passage of time (accretion discount)	(341)	(199)	(144)
Other finance income (expense)	(86)	(204)	(100)
Other finance income (cost)	(180)	(237)	(109)
Finance income (expense)	€ (473)	€ (925)	€ (788)